Quarterly Holdings Report
for
Fidelity® High Yield Factor ETF
November 30, 2022
HIE-NPRT1-0123
1.9887637.104
Nonconvertible Bonds - 95.6%
	Principal Amount (a)	Value ($)
Aerospace - 3.3%
Spirit Aerosystems, Inc. 9.375% 11/30/29 (b)	2,000,000	2,105,000
TransDigm, Inc.:
4.875% 5/1/29	4,029,000	3,515,933
6.25% 3/15/26 (b)	3,054,000	3,039,158
8% 12/15/25 (b)	133,000	135,328
TOTAL AEROSPACE		8,795,419
Air Transportation - 1.6%
Air Canada 3.875% 8/15/26 (b)	280,000	256,200
Allegiant Travel Co. 7.25% 8/15/27 (b)	320,000	311,725
American Airlines, Inc. 11.75% 7/15/25 (b)	534,900	594,024
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	645,634	626,148
Bristow Group, Inc. 6.875% 3/1/28 (b)	166,000	155,055
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	1,115,000	1,128,938
United Airlines, Inc. 4.375% 4/15/26 (b)	762,900	710,279
United Continental Holdings, Inc. 4.875% 1/15/25	369,000	354,325
TOTAL AIR TRANSPORTATION		4,136,694
Automotive & Auto Parts - 4.1%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	4,455,000	3,730,662
Ford Motor Credit Co. LLC:
2.9% 2/10/29	2,800,000	2,294,068
3.37% 11/17/23	787,000	764,289
4.687% 6/9/25	1,143,000	1,099,780
4.95% 5/28/27	2,400,000	2,271,288
LCM Investments Holdings 4.875% 5/1/29 (b)	276,000	230,764
Thor Industries, Inc. 4% 10/15/29 (b)	443,000	352,124
TOTAL AUTOMOTIVE & AUTO PARTS		10,742,975
Banks & Thrifts - 0.7%
AG TTMT Escrow Issuer LLC 8.625% 9/30/27 (b)	500,000	505,145
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	165,000	144,858
PennyMac Financial Services, Inc. 5.75% 9/15/31 (b)	600,000	479,832
UniCredit SpA 7.296% 4/2/34 (b)(c)	289,693	260,917
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (b)	450,000	407,813
TOTAL BANKS & THRIFTS		1,798,565
Broadcasting - 2.3%
DISH Network Corp. 11.75% 11/15/27 (b)	1,000,000	1,027,830
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (b)	2,147,000	1,910,658
Sirius XM Radio, Inc.:
3.125% 9/1/26 (b)	1,970,000	1,778,615
4.125% 7/1/30 (b)	55,000	46,410
Univision Communications, Inc.:
4.5% 5/1/29 (b)	692,000	589,065
7.375% 6/30/30 (b)	505,000	504,000
WMG Acquisition Corp. 3.75% 12/1/29 (b)	300,000	258,750
TOTAL BROADCASTING		6,115,328
Building Materials - 1.3%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)	634,000	610,130
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	1,880,000	1,524,042
Camelot Return Merger Sub, Inc. 8.75% 8/1/28 (b)	300,000	270,000
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (b)	350,000	271,250
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	867,000	710,940
TOTAL BUILDING MATERIALS		3,386,362
Cable/Satellite TV - 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	3,045,000	2,372,055
4.5% 5/1/32	2,005,000	1,654,656
6.375% 9/1/29 (b)	1,640,000	1,562,494
CSC Holdings LLC:
4.5% 11/15/31 (b)	1,550,000	1,181,289
5% 11/15/31 (b)	487,000	307,645
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	613,000	562,477
DISH DBS Corp. 5.125% 6/1/29	2,100,000	1,383,480
Dolya Holdco 18 DAC 5% 7/15/28 (b)	650,000	557,219
TOTAL CABLE/SATELLITE TV		9,581,315
Capital Goods - 2.0%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (b)	480,000	411,461
EnerSys 4.375% 12/15/27 (b)	1,247,000	1,106,713
Patrick Industries, Inc. 4.75% 5/1/29 (b)	1,397,000	1,096,645
Resideo Funding, Inc. 4% 9/1/29 (b)	3,523,000	2,789,793
TOTAL CAPITAL GOODS		5,404,612
Chemicals - 2.8%
CVR Partners LP 6.125% 6/15/28 (b)	320,000	288,938
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)	480,000	426,758
NOVA Chemicals Corp. 4.25% 5/15/29 (b)	709,000	591,129
Nufarm Australia Ltd. 5% 1/27/30 (b)	455,000	389,594
Olin Corp.:
5% 2/1/30	2,170,300	1,969,591
5.125% 9/15/27	414,000	388,125
5.625% 8/1/29	617,000	576,566
SPCM SA 3.375% 3/15/30 (b)	750,000	597,188
The Chemours Co. LLC 4.625% 11/15/29 (b)	2,280,000	1,835,400
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.125% 4/1/29 (b)	400,000	254,500
W.R. Grace Holding LLC 5.625% 8/15/29 (b)	270,000	222,599
TOTAL CHEMICALS		7,540,388
Consumer Products - 1.6%
BlueLinx Corp. 6% 11/15/29 (b)	425,000	344,250
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	556,000	511,520
Grubhub Holdings, Inc. 5.5% 7/1/27 (b)	286,000	215,036
Newell Brands, Inc. 6.375% 9/15/27	1,000,000	991,350
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (b)	115,000	105,067
Prestige Brands, Inc. 3.75% 4/1/31 (b)	401,000	338,813
TripAdvisor, Inc. 7% 7/15/25 (b)	1,403,000	1,385,626
Vista Outdoor, Inc. 4.5% 3/15/29 (b)	510,000	387,600
TOTAL CONSUMER PRODUCTS		4,279,262
Containers - 0.5%
CANPACK SA and Eastern PA Land Investment Holding LLC 3.875% 11/15/29 (b)	1,000,000	787,500
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	273,000	231,755
Sealed Air Corp. 5% 4/15/29 (b)	400,000	372,000
TOTAL CONTAINERS		1,391,255
Diversified Financial Services - 11.8%
BrightSphere Investment Group, Inc. 4.8% 7/27/26	1,707,000	1,536,300
Burford Capital Global Finance LLC 6.25% 4/15/28 (b)	600,000	549,793
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	810,000	722,925
Castlelake Aviation Finance 5% 4/15/27 (b)	414,000	351,863
Compass Group Diversified Holdings LLC 5% 1/15/32 (b)	500,000	379,424
Credit Acceptance Corp. 6.625% 3/15/26	1,479,000	1,397,655
Enova International, Inc. 8.5% 9/15/25 (b)	525,000	483,000
First Cash Financial Services, Inc. 5.625% 1/1/30 (b)	3,060,000	2,783,495
goeasy Ltd. 4.375% 5/1/26 (b)	2,962,000	2,599,925
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	2,300,000	1,934,875
5.25% 5/15/27	4,520,000	4,147,100
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	345,000	286,940
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	440,000	359,741
LPL Holdings, Inc.:
4% 3/15/29 (b)	3,000,000	2,617,005
4.375% 5/15/31 (b)	1,599,000	1,374,683
MidCap Financial Issuer Trust 5.625% 1/15/30 (b)	250,000	199,730
Nationstar Mortgage Holdings, Inc.:
5.75% 11/15/31 (b)	860,000	687,673
6% 1/15/27 (b)	500,000	454,555
Navient Corp. 4.875% 3/15/28	900,000	734,666
OneMain Finance Corp. 3.875% 9/15/28	3,759,000	2,982,391
Oxford Finance LLC / Oxford Finance Co. 6.375% 2/1/27 (b)	639,000	595,868
PRA Group, Inc.:
5% 10/1/29 (b)	1,881,000	1,562,829
7.375% 9/1/25 (b)	1,171,000	1,136,908
StoneX Group, Inc. 8.625% 6/15/25 (b)	1,240,000	1,257,050
World Acceptance Corp. 7% 11/1/26 (b)	100,000	58,750
TOTAL DIVERSIFIED FINANCIAL SERVICES		31,195,144
Diversified Media - 0.7%
Lamar Media Corp. 3.625% 1/15/31	2,069,000	1,722,856
Energy - 15.6%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)	185,000	184,060
Altus Midstream LP 5.875% 6/15/30 (b)	240,000	225,530
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 6/15/29 (b)	515,000	475,088
Antero Resources Corp. 8.375% 7/15/26 (b)	275,000	289,289
Baytex Energy Corp. 8.75% 4/1/27 (b)	145,000	149,491
Buckeye Partners LP 4.5% 3/1/28 (b)	330,000	292,875
California Resources Corp. 7.125% 2/1/26 (b)	140,000	136,150
Cheniere Energy Partners LP 4.5% 10/1/29	485,000	445,230
Chord Energy Corp. 6.375% 6/1/26 (b)	508,000	496,570
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	715,000	698,875
7% 6/15/25 (b)	624,000	614,837
Civitas Resources, Inc. 5% 10/15/26 (b)	1,088,000	1,002,646
CNX Midstream Partners LP 4.75% 4/15/30 (b)	403,000	336,099
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)	160,000	166,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 2/1/29 (b)	409,000	377,303
8% 4/1/29 (b)	700,000	705,250
Delek Logistics Partners LP 7.125% 6/1/28 (b)	2,263,000	2,096,398
DT Midstream, Inc. 4.125% 6/15/29 (b)	800,000	704,880
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (b)	210,000	216,775
EQT Corp. 7% 2/1/30	152,000	159,913
Harvest Midstream I LP 7.5% 9/1/28 (b)	250,000	239,375
Hess Midstream Partners LP:
4.25% 2/15/30 (b)	175,000	149,625
5.5% 10/15/30 (b)	125,000	114,580
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	500,000	476,156
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	460,000	419,135
Independence Energy Finance LLC 7.25% 5/1/26 (b)	552,000	532,868
Leeward Renewable Energy LLC 4.25% 7/1/29 (b)	537,000	451,563
Matador Resources Co. 5.875% 9/15/26	165,300	163,726
Moss Creek Resources Holdings, Inc. 7.5% 1/15/26 (b)	310,000	288,424
Murphy Oil Corp.:
5.75% 8/15/25	543,000	540,586
6.375% 7/15/28	20,000	19,595
Nabors Industries, Inc. 7.375% 5/15/27 (b)	200,000	194,500
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	5,873,000	5,675,977
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)	200,000	195,278
NuStar Logistics LP 5.625% 4/28/27	160,000	150,458
Occidental Petroleum Corp.:
6.125% 1/1/31	3,410,000	3,459,769
6.625% 9/1/30	2,201,000	2,296,160
7.5% 5/1/31	260,000	282,100
Oceaneering International, Inc. 4.65% 11/15/24	301,000	291,702
Patterson-UTI Energy, Inc. 5.15% 11/15/29	270,000	241,609
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28	465,000	424,433
PDC Energy, Inc. 6.125% 9/15/24	433,000	428,670
Perenti Finance Pty Ltd. 6.5% 10/7/25 (b)	530,000	494,490
Range Resources Corp. 8.25% 1/15/29	799,000	833,573
Rockcliff Energy II LLC 5.5% 10/15/29 (b)	480,000	440,400
Rockies Express Pipeline LLC 4.8% 5/15/30 (b)	704,000	598,773
SM Energy Co. 6.75% 9/15/26	450,000	441,000
Southwestern Energy Co. 7.75% 10/1/27	350,000	360,079
Summit Midstream Holdings LLC 8.5% (b)(d)	300,000	287,933
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,728,000	1,496,253
4.5% 4/30/30	1,600,000	1,388,176
5.875% 3/15/28	927,000	882,917
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	104,000	88,811
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 9/1/31 (b)	500,000	445,625
Tap Rock Resources LLC 7% 10/1/26 (b)	240,000	224,400
Tervita Corp. 11% 12/1/25 (b)	510,000	554,625
U.S.A. Compression Partners LP:
6.875% 4/1/26	2,131,000	2,040,433
6.875% 9/1/27	196,000	187,121
Venture Global Calcasieu Pass LLC 4.125% 8/15/31 (b)	248,000	213,900
Weatherford International Ltd. 6.5% 9/15/28 (b)	700,000	672,000
Western Gas Partners LP:
3.35% 2/1/25	2,276,000	2,181,569
4.5% 3/1/28	92,000	85,330
5.5% 2/1/50	715,000	582,725
TOTAL ENERGY		41,309,681
Entertainment/Film - 0.5%
Live Nation Entertainment, Inc. 4.875% 11/1/24 (b)	1,364,000	1,342,681
Environmental - 1.3%
Covanta Holding Corp. 4.875% 12/1/29 (b)	630,000	532,350
Darling Ingredients, Inc. 6% 6/15/30 (b)	315,000	307,185
GFL Environmental, Inc. 4% 8/1/28 (b)	2,426,000	2,081,278
Madison IAQ LLC 4.125% 6/30/28 (b)	571,000	493,795
TOTAL ENVIRONMENTAL		3,414,608
Food & Drug Retail - 0.5%
BellRing Brands, Inc. 7% 3/15/30 (b)	350,000	338,132
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	695,000	312,750
Parkland Corp. 5.875% 7/15/27 (b)	614,000	588,771
TOTAL FOOD & DRUG RETAIL		1,239,653
Food/Beverage/Tobacco - 3.7%
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (b)	1,012,000	894,993
Performance Food Group, Inc. 4.25% 8/1/29 (b)	5,160,000	4,585,537
Pilgrim's Pride Corp. 3.5% 3/1/32 (b)	2,400,000	1,931,784
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	1,420,000	1,236,214
Vector Group Ltd. 5.75% 2/1/29 (b)	1,330,000	1,155,198
TOTAL FOOD/BEVERAGE/TOBACCO		9,803,726
Gaming - 1.4%
Caesars Entertainment, Inc. 6.25% 7/1/25 (b)	832,300	822,564
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)	1,500,000	1,391,445
MGM Resorts International 6.75% 5/1/25	151,000	150,280
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	677,000	597,169
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (b)	671,000	672,423
TOTAL GAMING		3,633,881
Healthcare - 3.4%
AMN Healthcare 4% 4/15/29 (b)	1,180,000	1,035,273
Avantor Funding, Inc. 3.875% 11/1/29 (b)	1,394,000	1,195,355
Bausch Health Companies, Inc. 4.875% 6/1/28 (b)	3,392,000	2,077,939
Community Health Systems, Inc. 4.75% 2/15/31 (b)	2,000,000	1,465,380
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	345,000	294,734
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)	919,000	675,465
Modivcare, Inc. 5.875% 11/15/25 (b)	895,000	826,352
Mozart Borrower LP 5.25% 10/1/29 (b)	885,000	721,275
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	533,000	479,689
5.125% 4/30/31 (b)	186,000	165,058
TOTAL HEALTHCARE		8,936,520
Homebuilders/Real Estate - 3.0%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)	1,015,000	776,475
Arcosa, Inc. 4.375% 4/15/29 (b)	270,000	234,808
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (b)	185,000	142,450
Blackstone Mortgage Trust, Inc. 3.75% 1/15/27 (b)	945,000	823,430
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 4.5% 4/1/27 (b)	1,093,000	956,792
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	1,667,000	1,449,973
6% 4/15/25 (b)	795,000	768,057
iStar Financial, Inc. 4.25% 8/1/25	365,000	356,112
Kennedy-Wilson, Inc. 4.75% 2/1/30	75,000	59,438
LGI Homes, Inc. 4% 7/15/29 (b)	860,000	649,268
Service Properties Trust 7.5% 9/15/25	408,300	395,030
Starwood Property Trust, Inc.:
3.75% 12/31/24 (b)	977,000	923,265
4.375% 1/15/27 (b)	502,000	449,119
TOTAL HOMEBUILDERS/REAL ESTATE		7,984,217
Hotels - 1.4%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	625,000	650,750
Hilton Domestic Operating Co., Inc. 3.75% 5/1/29 (b)	2,050,000	1,819,191
Travel+Leisure Co. 6.625% 7/31/26 (b)	370,000	362,543
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	933,000	834,346
TOTAL HOTELS		3,666,830
Insurance - 0.9%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)	900,000	810,000
AmWINS Group, Inc. 4.875% 6/30/29 (b)	200,000	172,826
MGIC Investment Corp. 5.25% 8/15/28	645,000	586,888
NMI Holdings, Inc. 7.375% 6/1/25 (b)	747,000	751,011
TOTAL INSURANCE		2,320,725
Leisure - 2.1%
Carnival Corp.:
4% 8/1/28 (b)	2,520,000	2,091,600
6% 5/1/29 (b)	472,000	334,226
9.875% 8/1/27 (b)	410,000	394,625
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26 (b)	1,300,000	1,127,750
11.625% 8/15/27 (b)	1,500,000	1,526,250
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	235,000	188,000
TOTAL LEISURE		5,662,451
Metals/Mining - 3.0%
Cleveland-Cliffs, Inc. 5.875% 6/1/27	596,000	564,174
Eldorado Gold Corp. 6.25% 9/1/29 (b)	300,000	249,375
ERO Copper Corp. 6.5% 2/15/30 (b)	500,000	385,313
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)	390,000	369,946
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	127,000	106,465
5.875% 4/15/30 (b)	4,740,000	4,439,247
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	621,000	562,406
Mineral Resources Ltd.:
8% 11/1/27 (b)	485,000	498,289
8.125% 5/1/27 (b)	883,000	892,737
TOTAL METALS/MINING		8,067,952
Paper - 0.8%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	360,000	351,436
Louisiana-Pacific Corp. 3.625% 3/15/29 (b)	700,000	582,778
Resolute Forest Products, Inc. 4.875% 3/1/26 (b)	515,000	508,563
Sylvamo Corp. 7% 9/1/29 (b)	600,000	582,000
TOTAL PAPER		2,024,777
Restaurants - 1.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29 (b)	370,000	315,478
4% 10/15/30 (b)	3,015,000	2,539,112
Garden SpinCo Corp. 8.625% 7/20/30 (b)	115,000	122,089
Yum! Brands, Inc.:
4.75% 1/15/30 (b)	130,000	118,950
5.375% 4/1/32	2,230,000	2,068,481
TOTAL RESTAURANTS		5,164,110
Services - 5.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (b)	723,000	686,850
Aramark Services, Inc. 5% 4/1/25 (b)	150,000	146,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)	518,000	477,967
Booz Allen Hamilton, Inc. 4% 7/1/29 (b)	502,000	445,088
CoreCivic, Inc. 8.25% 4/15/26	324,000	330,982
Fair Isaac Corp. 4% 6/15/28 (b)	2,023,000	1,851,045
Fluor Corp. 4.25% 9/15/28	517,000	470,491
Iron Mountain, Inc.:
5% 7/15/28 (b)	2,507,000	2,279,828
5.25% 7/15/30 (b)	415,000	373,500
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	400,000	385,212
TriNet Group, Inc. 3.5% 3/1/29 (b)	2,691,000	2,236,894
United Rentals North America, Inc. 6% 12/15/29 (b)	5,000,000	5,025,000
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	270,000	253,076
TOTAL SERVICES		14,962,183
Steel - 0.5%
Carpenter Technology Corp. 7.625% 3/15/30	500,000	501,525
Commercial Metals Co. 4.125% 1/15/30	1,000,000	860,547
TOTAL STEEL		1,362,072
Super Retail - 1.9%
Asbury Automotive Group, Inc.:
4.75% 3/1/30	1,614,000	1,379,839
5% 2/15/32 (b)	605,000	511,157
Bath & Body Works, Inc. 9.375% 7/1/25 (b)	980,000	1,027,525
Group 1 Automotive, Inc. 4% 8/15/28 (b)	2,198,000	1,864,452
Sonic Automotive, Inc. 4.875% 11/15/31 (b)	450,000	359,586
TOTAL SUPER RETAIL		5,142,559
Technology - 6.6%
Atkore, Inc. 4.25% 6/1/31 (b)	892,000	751,510
Consensus Cloud Solutions, Inc. 6.5% 10/15/28 (b)	988,000	896,611
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)	480,000	405,638
Holdco SASU 7% 10/15/28 (b)	485,000	457,845
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (b)	3,065,000	2,589,894
Match Group Holdings II LLC 3.625% 10/1/31 (b)	2,350,000	1,795,804
MicroStrategy, Inc. 6.125% 6/15/28 (b)	195,000	144,232
NortonLifeLock, Inc. 6.75% 9/30/27 (b)	3,000,000	3,012,930
Open Text Holdings, Inc. 4.125% 12/1/31 (b)	2,100,000	1,629,810
Picard Midco, Inc. 6.5% 3/31/29 (b)	1,149,000	1,003,526
PTC, Inc. 3.625% 2/15/25 (b)	440,000	419,436
Seagate HDD Cayman 3.125% 7/15/29	3,532,203	2,733,797
Uber Technologies, Inc. 7.5% 5/15/25 (b)	1,387,000	1,395,404
Xerox Corp. 4.8% 3/1/35	250,000	165,138
TOTAL TECHNOLOGY		17,401,575
Telecommunications - 3.1%
Altice Financing SA 5.75% 8/15/29 (b)	700,000	572,432
Altice France SA:
5.125% 7/15/29 (b)	1,390,000	1,078,265
5.5% 10/15/29 (b)	410,000	323,356
Cogent Communications Group, Inc. 7% 6/15/27 (b)	1,950,000	1,901,250
Dycom Industries, Inc. 4.5% 4/15/29 (b)	1,155,000	991,960
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,163,000	1,035,070
6% 1/15/30 (b)	355,000	290,489
8.75% 5/15/30 (b)	305,000	315,523
Lumen Technologies, Inc. 4.5% 1/15/29 (b)	755,000	511,248
Sabre GLBL, Inc. 9.25% 4/15/25 (b)	254,900	254,263
Telecom Italia Capital SA 7.2% 7/18/36	1,031,000	854,596
Windstream Escrow LLC 7.75% 8/15/28 (b)	251,000	219,625
TOTAL TELECOMMUNICATIONS		8,348,077
Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (b)	127,000	104,719
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	250,000	203,575
TOTAL TEXTILES/APPAREL		308,294
Transportation Ex Air/Rail - 0.8%
XPO Escrow Sub LLC 7.5% 11/15/27 (b)	2,000,000	2,030,000
Utilities - 1.2%
Calpine Corp. 3.75% 3/1/31 (b)	1,176,000	968,964
NRG Energy, Inc. 3.875% 2/15/32 (b)	736,000	591,667
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)	346,000	340,810
TransAlta Corp. 7.75% 11/15/29	290,000	297,975
Vistra Operations Co. LLC 5.625% 2/15/27 (b)	1,148,000	1,110,636
TOTAL UTILITIES		3,310,052
TOTAL NONCONVERTIBLE BONDS (Cost $276,995,252)		253,526,799

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
Energy - 0.0%
DCP Midstream Partners LP 7.375% (c)(d) (Cost $132,849)	143,000	143,029

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e) (Cost $9,268,791)	9,266,938	9,268,791

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $286,396,892)	262,938,619
NET OTHER ASSETS (LIABILITIES) - 0.9%	2,311,192
NET ASSETS - 100.0%	265,249,811

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,649,085 or 71.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security is perpetual in nature with no stated maturity date.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	7,518,427	23,069,912	21,319,548	92,861	-	-	9,268,791	0.0%
Total	7,518,427	23,069,912	21,319,548	92,861	-	-	9,268,791

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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